Document And Entity Information	9 Months Ended
May 31, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine. Calculation of Registration Fee Title of each class of securities to be registered Proposedmaximumaggregateoffering price(1) Amount ofregistration fee Units consisting of shares of Common Stock, par value $0.001 per share, and warrants to purchase shares of Common Stock, par value $0.001 per share $6,325,000.00 $690.06 Common Stock included as part of the Units (2) — — Common Stock issuable upon exercise of the warrants $7,906,250.00 $862.57 Underwriter’s warrants (3) $395,312.50 $43.13 Common Stock underlying underwriter’s warrants (3) $— $— Total $14,626,562.50 $1595.76(4) _____________(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).(2)No separate fee is required pursuant to Rule 457(g) under the Securities Act.(3)We have agreed to issue upon the closing of this offering, warrants to Ladenburg Thalmann & Co. Inc. entitling it to purchase up to 5% of the aggregate shares of common stock sold in this offering. The exercise price of the warrants is equal to 125% of the public offering price of the common stock offered hereby. The warrants will be exercisable beginning on the effective date of our stockholders’ approval of either an increase in the number of our authorized shares of common stock or a reverse stock split, in either case in an amount sufficient to permit the exercise in full of the warrants, and will expire on the five (5) year anniversary of the date of the prospectus contained herein.(4)Previously paid $519.20.
Entity Small Business	true
Entity Emerging Growth Company	false